PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
COST
Balance, beginning	$ 119,140	$ 119,140
Additions (Disposals)	(102,835)
Balance, ending	16,305	119,140
ACCUMULATED DEPRECIATION
Balance, beginning	26,652	24,444
Depreciation	(11,426)	2,208
Balance, ending	15,226	26,652
Property and equipment, beginning	92,488	92,488
Property and equipment, ending	1,079	92,488
Land [member]
COST
Balance, beginning	84,127	84,127
Additions (Disposals)	(84,127)
Balance, ending		84,127
ACCUMULATED DEPRECIATION
Balance, beginning
Depreciation
Balance, ending
Property and equipment, beginning		84,127
Property and equipment, ending
Buildings [member]
COST
Balance, beginning	18,708	18,708
Additions (Disposals)	(18,708)
Balance, ending		18,708
ACCUMULATED DEPRECIATION
Balance, beginning	11,694	9,822
Depreciation	(11,694)	1,872
Balance, ending		11,694
Property and equipment, beginning		7,014
Property and equipment, ending
Vehicles [member]
COST
Balance, beginning	6,920	6,920
Additions (Disposals)
Balance, ending	6,920	6,920
ACCUMULATED DEPRECIATION
Balance, beginning	6,920	6,920
Depreciation
Balance, ending	6,920	6,920
Property and equipment, beginning
Property and equipment, ending
Computer hardware [member]
COST
Balance, beginning	5,926	5,926
Additions (Disposals)
Balance, ending	5,926	5,926
ACCUMULATED DEPRECIATION
Balance, beginning	5,632	5,559
Depreciation	57	73
Balance, ending	5,689	5,632
Property and equipment, beginning		294
Property and equipment, ending	237
Equipment [member]
COST
Balance, beginning	3,459	3,459
Additions (Disposals)
Balance, ending	3,459	3,459
ACCUMULATED DEPRECIATION
Balance, beginning	2,406	2,143
Depreciation	211	263
Balance, ending	2,617	2,406
Property and equipment, beginning		$ 1,053
Property and equipment, ending	$ 842